Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplementary Financial Statement Information

NOTE 12 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

a.	Accounts receivable:

The changes in “Allowance for doubtful accounts” during the years ended December 31, 2016 and 2015 are as follows:

	Year ended December 31,
	2016	2015
	($ in thousands)
Balance at beginning of period	$346	$337
Additions during the period	-	72
Deductions during the period	-	(49)
Exchange rate differences	(10)	(14)
Balance at end of period	$336	$346

b.       Inventories:

	December 31,
	2016	2015
	($ in thousands)
Finished goods	$83	$301
Work in process	233	307
Raw materials and supplies	184	145
	$500	$753

For the years ended December 31, 2016 and 2015, the Company recorded expenses for slow moving inventory in the amounts of $50,000 and $588,000, respectively.

c.       Accounts payable and accruals-other:

	December 31,
	2016	2015
	($ in thousands)
Employees and employee institutions	$357	$412
Accrued vacation and recreation pay	137	377
Accrued clinical trials expenses	467	582
Provision for sales commissions	56	80
Accrued expenses	425	552
Other	5	3
	$1,447	$2,006